Inventory, net (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) lb	Dec. 31, 2016 USD ($) lb	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of inventory net [Line Items]
Mineral deposits inventory gross	$ 19,435	$ 18,244
Impairment of mineral deposits	(1,467)	(123)	$ 20,472	$ 7,735
Mineral deposits invenory, net	17,968	18,121
Mineral deposits inventory, current	14,730	5,586
Mineral deposits inventory, noncurrent	$ 3,238	$ 12,535
Inventory units in dry metric tonne | lb	1,329,469	1,184,585
Mineral in stock piles [Member]
Disclosure of inventory net [Line Items]
Mineral deposits inventory gross	$ 7,173	$ 16,793
Inventory units in dry metric tonne | lb	463,746	1,085,696
Fresh mineral in plant [Member]
Disclosure of inventory net [Line Items]
Mineral deposits inventory gross	$ 11,983	$ 1,248
Inventory units in dry metric tonne | lb	835,613	74,260
Tail Mineral [Member]
Disclosure of inventory net [Line Items]
Mineral deposits inventory gross	$ 279	$ 203
Inventory units in dry metric tonne | lb	30,110	24,629